Cryptocurrencies - Schedule of Activities of the Bitcoin (Details) - Bitcoin [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	$ 142	$ 51	$ 51
Adjusted beginning balance, at fair value	145	51
Addition of bitcoin from mining activities	5,933	4,258
Bitcoin sold and issued for operations	(6,028)	(4,049)
Unrealized gains from fair value adjustments	46	0
Ending balance	96	260	$ 142
Cumulative effect of the adoption of ASC 350-60
Indefinite-Lived Intangible Assets [Line Items]
Cumulative effect of adoption of ASC 350-60	$ 3	$ 0